Vessels, Net, Net Book Value (Details) - Vessels [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Abstract]
Beginning balance	$ 610,137	$ 511,935
Additions	70,231	98,202
Disposals	(28,823)	0
Ending balance	651,545	610,137
Accumulated Depreciation [Abstract]
Beginning balance	(125,645)	(101,459)
Depreciation for the period	(29,600)	(24,186)
Disposals	10,242	0
Ending balance	(145,003)	(125,645)
Net book value	$ 506,542	$ 484,492